ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses	$ 18,972	$ 2,996
Employees and related liabilities	4,963	1,228
Government Institutions	147	107
Accrued expenses and other current liabilities	$ 24,082	$ 4,331